CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (6,136,349)	$ (7,832,942)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	959,207	552,004
Amortization of loan discount and fees	1,412,425	1,093,583
Loss on extinguishment of debt	689,100
Stock-based compensation	105,594	139,093
Shares issued for services	499,338
Change in credits due customers	109,298	(9,067)
Change in fair value of warrant liability		(5,970)
Change in fair value of derivative liability		682,103
Change in fair value of contingent consideration		1,200,321
Changes in operating assets and liabilities:
Accounts receivable, net	282,947	(49,554)
Factored receivables	(77,776)	294,439
Inventory	299,188	262,753
Prepaid expenses and other current assets	(218,286)	(126,369)
Accounts payable	(416,093)	1,972,441
Accrued expenses and other liabilities	464,855	669,514
Deferred revenue	115,292	71,707
Accrued interest	218,740	450,788
Net cash used in operating activities	(1,692,520)	(635,156)
Cash flows from investing activities:
Purchase of property, equipment and software		(5,576)
Deposits	87,379
Net cash provided by (used in) investing activities	87,379	(5,576)
Cash flows from financing activities:
Proceeds (repayments) from related party advances	(104,170)	(11,105)
Advances (repayments) from factor	217,625	(179,126)
Issuance of loans and note payable	3,542,199	868,582
Repayment of convertible notes and loan payable	(5,677,621)
Issuance of common stock pursuant to private placement	5,000,003
Offering costs	(686,927)
Net cash provided by financing activities	2,291,109	678,351
Net change in cash and cash equivalents	685,968	37,619
Cash and cash equivalents at beginning of period	1,283,282	528,394
Cash and cash equivalents at end of period	1,969,250	566,013
Supplemental disclosure of cash flow information:
Cash paid for interest	60,465
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes into common stock		1,201,582
Right of use asset	$ 467,738	$ 250,244